Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total	$ 377,742,872	$ 144,352,840	[1]
Singapore
Disaggregation of Revenue [Line Items]
Total	260,034,401	19,028,003
USA
Disaggregation of Revenue [Line Items]
Total	638,412	7,037
Hong Kong
Disaggregation of Revenue [Line Items]
Total	117,070,059	119,683,121
PRC
Disaggregation of Revenue [Line Items]
Total	0	5,634,679
Wecast Services
Disaggregation of Revenue [Line Items]
Total	377,742,872	143,558,567
Crude oil | Wecast Services
Disaggregation of Revenue [Line Items]
Total	260,034,401	143,558,567
Consumer electronics | Wecast Services
Disaggregation of Revenue [Line Items]
Total	116,723,251	0
Other | Wecast Services
Disaggregation of Revenue [Line Items]
Total	$ 985,220	$ 0

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")